Related Party Transactions (Details 2) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Related Party Transaction [Line Items]
Related party payable	$ 131,498	$ 403,690
Mr. Hongyu Zhang [Member]
Related Party Transaction [Line Items]
Related party payable	58,607	8,100
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party payable	43,524	41,766
Hangzhou Qianlu Information Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party payable	27,608	353,824
Mr. Limin Liu [Member]
Related Party Transaction [Line Items]
Related party payable	$ 1,759